Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of basic and diluted net loss per common share

	For the	For the
	six months	three months
	ended	ended
	June 30,	June 30,
	2021	2021
Common stock subject to possible redemption
Numerator: Net income allocable to Class A common stock subject to possible redemption
Accretion of interest income on marketable securities held in trust	$33,929	$25,475
Less: interest available to be withdrawn for payment of taxes	(33,929)	(25,475)
Net income allocable to Class A common stock subject to possible redemption	$—	$—
Denominator: Weighted Average Redeemable Class A common stock
Redeemable Class A Common Stock, Basic and Diluted	34,500,000	34,500,000
Redeemable Class A Common Stock, basic and diluted weighted average shares outstanding	$0.00	$0.00

Non-Redeemable Common Stock
Numerator: Net Income minus Redeemable Net Earnings
Net Income	$7,164,743	$8,318,874
Less: Net income allocable to Class A common stock subject to possible redemption	(33,929)	(25,475)
Non-Redeemable Net Income	$7,130,814	$8,293,399
Denominator: Weighted Average Non-Redeemable Class A and Class B common stock
Non-Redeemable Class A and Class B common stock, basic and diluted weighted average shares outstanding	8,258,287	8,625,000
Basic and diluted net income per share, Class A and Class B common stock	$0.86	$0.96